Net (Loss) Income Per Share (Tables)	3 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net Income (Loss) Per Share

The following table presents the calculation of basic and diluted net (loss) income per share for the periods presented:

	Three months ended June 30,
	2017	2016
Numerator:
Net (loss) income	$(1,900)	$244
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders - basic	56,292	54,287
Dilutive effect of share equivalents resulting from share options and restricted share units	—	3,368
Weighted-average number of ordinary shares used in computing net (loss) income per share - diluted	56,292	57,655
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.03)	$0.00
Diluted	$(0.03)	$0.00

Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three months ended June 30, 2017 and 2016 as their effect would have been anti-dilutive for the periods presented:

	Three months ended June 30,
	2017	2016
Share options outstanding	7,803	3,071
Unvested restricted share units	35	—